Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Schedule of future commitments under various contracts

As of December 31, 2020, future minimum payment for server and bandwidth service fee commitments, capital commitments, royalties and other expenditures commitments related to licensed contents, including the royalties and minimum marketing expenditure commitment for the games licensed by Blizzard, as well as other commitments related to office machines and services purchases, were as follows (in thousands):

	Server and		Royalties and
	Bandwidth		Expenditure for	Office Machines
	Service Fee	Capital	Licensed Content	and Other
	Commitments	Commitments	Commitments	Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2021	442,910	548,713	2,875,860	604,388	4,471,871
2022	306,676	296,423	2,075,531	25,483	2,704,113
2023	220,198	234,233	1,326,344	17,113	1,797,888
2024	158,375	7,722	5,997	—	172,094
Beyond 2024	142,793	26,103	849,780	—	1,018,676
	1,270,952	1,113,194	7,133,512	646,984	10,164,642